Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of Segment Information [Abstract]
SEGMENT INFORMATION
5	SEGMENT INFORMATION

The Group has two reportable segments: Premium and Ad-Supported. Segments were identified based on the Group’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. The Premium service is a paid service in which customers can listen on demand and offline. Revenue for the Premium segment is generated through subscription fees. The Ad-Supported service is free to the user. Revenue for the Ad-Supported segment is primarily generated through the sale of advertising across the Group’s content. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed with the rights holders. The remaining cost of revenue items that are not specifically associated to either of the segments are allocated based on user activity in each segment. No operating segments have been aggregated to form the reportable segments.

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2021	2020
	USD	USD

Premium segment
Revenue	25,664,145	24,715,271
Cost of revenue	(21,863,278)	(18,772,861)
Gross profit	3,800,867	5,942,410

Ad-Supported segment
Revenue	9,840,247	5,803,085
Cost of revenue	(4,599,359)	(3,573,660)
Gross profit	5,240,888	2,229,425

Consolidated
Revenue	35,504,392	30,518,356
Cost of revenue	(26,462,637)	(22,346,521)
Gross profit	9,041,755	8,171,835

Reconciliation of gross profits

Selling and marketing, operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:

	2021	2020
	USD	USD

Segment gross profit	9,041,755	8,171,835
Selling and marketing expenses	(8,013,933)	(5,284,152)
General and administrative expenses	(11,017,765)	(5,204,627)
Consultancy and professional fees	(6,120,494)	(231,369)
Government grants	2,546,360	-
Finance costs	(2,679,763)	(1,764,682)
Finance income	145,107	137,397
Other income	41,419	60,497
Share of loss of a joint venture	(94,210)	-
Foreign exchange loss, net	(1,558,780)	(1,126,851)
Loss before tax	(17,710,304)	(5,241,952)

Revenue by market

	2021	2020
	USD	USD

Egypt	8,898,645	6,119,713
KSA	8,287,578	10,027,692
UAE	5,980,102	4,100,221
Lebanon	4,834,760	4,519,232
Kuwait	1,903,202	1,763,482
Jordan	1,043,768	854,517
Others*	4,556,337	3,133,499
	35,504,392	30,518,356

Premium revenue is attributed to a country based on where the membership originates. Ad-Supported revenue is attributed to a country based on where the advertising campaign is viewed.

*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.